CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Class C Ordinary Shares shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares shares	Ordinary Shares Class C Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock shares	Accumulated Other Comprehensive income/(loss) CNY (¥)	Accumulated Other Comprehensive income/(loss) USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Total Sunlands Technology Group Shareholders' Deficit CNY (¥)	Total Sunlands Technology Group Shareholders' Deficit USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)
Balances at Dec. 31, 2022	¥ (379,851)					¥ 1		¥ 1	¥ 2,309,740			¥ 127,885		¥ (2,812,114)				¥ (374,487)		¥ (5,364)
Balances (in shares) at Dec. 31, 2022 | shares						2,618,698	826,389	3,481,353
Balances, Treasury stock (in shares) at Dec. 31, 2022 | shares											358,618
Net income for the year	640,831													640,830				640,830		1
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 13), shares | shares			149,291		149,291	149,291		(149,291)
Share repurchase	(4,698)								(4,698)									(4,698)
Share repurchase, shares | shares			(65,466)			(65,466)					65,466
Unrealized gain (loss) on available-for-sale investments, net of tax effect of nil	0
Foreign currency translation adjustments	15,391											15,391						15,391
Disposal of a subsidiary	3,876																			3,876
Balances at Dec. 31, 2023	275,549					¥ 1		¥ 1	2,305,042			143,276		(2,171,284)				277,036		(1,487)
Balances (in shares) at Dec. 31, 2023 | shares						2,702,523	826,389	3,332,062
Balances, Treasury stock (in shares) at Dec. 31, 2023 | shares											424,084
Net income for the year	342,082													342,082				342,082
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 13), shares | shares			0		0
Share repurchase	(10,661)								(10,661)									(10,661)
Share repurchase, shares | shares			(101,744)			(101,744)					101,744
Unrealized gain (loss) on available-for-sale investments, net of tax effect of nil	(24,083)											(24,083)						(24,083)
Provision for statutory reserves														(11,083)		¥ 11,083
Foreign currency translation adjustments	16,971											16,971						16,971
Balances at Dec. 31, 2024	599,858					¥ 1		¥ 1	2,294,381			136,164		(1,840,285)		11,083		601,345		(1,487)
Balances (in shares) at Dec. 31, 2024 | shares			2,600,779	826,389	3,332,062	2,600,779	826,389	3,332,062
Balances, Treasury stock (in shares) at Dec. 31, 2024 | shares											525,828
Net income for the year	365,631	$ 52,284												365,631				365,631
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 13), shares | shares			0		0
Share repurchase	(6,828)								(6,828)									(6,828)
Share repurchase, shares | shares			(62,732)			(62,732)					62,732
Unrealized gain (loss) on available-for-sale investments, net of tax effect of nil	11,685	1,671										11,685						11,685
Provision for statutory reserves														(11,357)		11,357
Foreign currency translation adjustments	(26,279)	(3,758)										(26,279)						(26,279)
Balances at Dec. 31, 2025	¥ 944,067	$ 134,999				¥ 1		¥ 1	¥ 2,287,553	$ 327,116		¥ 121,570	$ 17,384	¥ (1,486,011)	$ (212,497)	¥ 22,440	$ 3,209	¥ 945,554	$ 135,212	¥ (1,487)	$ (213)
Balances (in shares) at Dec. 31, 2025 | shares			2,538,047	826,389	3,332,062	2,538,047	826,389	3,332,062
Balances, Treasury stock (in shares) at Dec. 31, 2025 | shares											588,560